NET INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NET INCOME PER SHARE [Abstract]
Net income attributable to China Digital TV Holding Co., Ltd (numerator), basic and diluted	$ 1,528	$ 20,890	$ 24,408
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	59,968,346	59,369,708	59,111,594
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	2,165,323	2,347,071	64,863
Total weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	62,133,669	61,716,779	59,176,457
Net income per share-basic	$ 0.03	$ 0.35	$ 0.41
Net income per share-diluted	$ 0.02	$ 0.34	$ 0.41